DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2019	May 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Shares Issued, Price Per Share	$ 10.00
Proceeds from Issuance Initial Public Offering				$ 677,788,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Proceeds from Issuance of Warrants			$ 15,800,000	15,800,000
Transaction Cost Related To Issuance Of Common Stock	$ 34,319,807
Underwriting Fees	12,212,000
Deferred Underwriting Discount Payable Non current	21,371,000
Other Costs Related To Issuance Of Common Stock	736,807
Cash			2,238,275	$ 2,238,275	$ 3,873,865	$ 0
Working Capital Requirement Fund Annual Limit	$ 250,000
Temporary Equity, Redemption Price Per Share	$ 10.00
Maximum Percentage Of Shares Eligible From Redemption	15.00%
Dissolution Expenses Payable	$ 100,000
IPO [Member]
Stock Issued During Period, Shares, New Issues	69,000,000
Shares Issued, Price Per Share	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 690,000,000
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	9,000,000
Shares Issued, Price Per Share	$ 10.00
Private Placement [Member]
Number Of Warrants Issued	15,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Proceeds from Issuance of Warrants	$ 15,800,000
Additional Paid in Capital [Member]
Proceeds from Issuance of Warrants			15,800,000
Retained Earnings [Member]
Proceeds from Issuance of Warrants			$ 0
Churchill Sponsor LLC [Member]
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage	80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 5,000,001
Class B Common Stock [Member]
Stock Issued During Period, Shares, New Issues		8,625,000	17,250,000
Proceeds from Issuance of Warrants			$ 0